UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Core Bond Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Core Bond Portfolio
December 31, 2023
Portfolio of Investments

Asset-Backed Securities — 9.3%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust:
Series 2023-3PL, Class A, 6.60%, 8/19/30(1)	$510	$ 510,036
Series 2023-4CP, Class A, 6.81%, 11/25/30(1)	571	571,957
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,201	1,050,666
Conn's Receivables Funding, LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	2,100	1,858,527
DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,186	1,055,893
DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	320	304,751
Diamond Infrastructure Funding, LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	3,760	3,342,043
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	313	271,514
Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	1,096	1,075,110
Enterprise Fleet Financing, LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,922	2,925,614
Falcon Aerospace, Ltd., Series 2019-1, Class A, 3.597%, 9/15/39(1)	951	873,061
FMC GMSR Issuer Trust, Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	1,225	1,062,799
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	935	896,519
Horizon Aircraft Finance III, Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	1,375	1,086,560
Jersey Mike's Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	1,031	979,628
JPMorgan Chase Bank, NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	371	357,795
LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	491	490,646
Lunar Aircraft, Ltd., Series 2020-1A, Class B, 4.335%, 2/15/45(1)	262	192,242
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46(1)	3,253	2,811,605
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)	1,452	1,451,499
Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	1,336	1,164,261
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	757	703,077
Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	214	203,400
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,547	1,445,760
Series 2021-C, Class A, 2.18%, 10/8/31(1)	4,685	4,326,012
Series 2022-3, Class B, 8.533%, 1/8/30(1)	1,725	1,735,632
Security	Principal Amount (000's omitted)	Value
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	$378	$ 367,609
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	249	241,419
Planet Fitness Master Issuer, LLC, Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	998	882,077
Retained Vantage Data Centers Issuer, LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	2,960	2,786,713
ServiceMaster Funding, LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	531	465,472
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	619	507,450
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	3,598	3,394,051
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	317	316,272
Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	1,769	1,673,732
SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	780	720,412
Stack Infrastructure Issuer, LLC, Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	750	728,337
Sunnova Helios V Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	227	197,445
Sunnova Helios X Issuer, LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	1,312	1,260,076
Sunnova Helios XII Issuer, LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,982	1,943,855
Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	2,318	1,887,567
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	383	385,376
Towd Point Asset Trust, Series 2018-SL1, Class A, 6.07%, (1 mo. SOFR + 0.714%), 1/25/46(1)(3)	255	254,803
Vantage Data Centers Issuer, LLC:
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	1,116	1,095,997
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	2,220	1,933,369
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	869	784,307
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	839	722,716
Series 2020-A, Class C, 6.657%, 3/15/45(1)	185	147,073
Total Asset-Backed Securities (identified cost $58,685,661)		$ 55,442,735

Collateralized Mortgage Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.337%, (30-day average SOFR + 1.00%), 9/25/31(1)(3)	$830	$ 824,406

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	$1,560	$ 1,418,250
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	1,515	1,561,012
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	144	153,497
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-DNA4, Class M2, 7.402%, (30-day average SOFR + 2.064%), 10/25/49(1)(3)	8	7,994
Series 2021-DNA3, Class M1, 6.087%, (30-day average SOFR + 0.75%), 10/25/33(1)(3)	159	159,565
Series 2022-DNA2, Class M1A, 6.637%, (30-day average SOFR + 1.30%), 2/25/42(1)(3)	800	802,148
Federal National Mortgage Association:
Series 2005-58, Class MA, 5.50%, 7/25/35	51	51,423
Series 2013-6, Class HD, 1.50%, 12/25/42	52	45,170
Series 2014-70, Class KP, 3.50%, 3/25/44	274	262,775
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 2M2, 8.052%, (30-day average SOFR + 2.714%), 5/25/24(3)	137	138,062
Series 2014-C03, Class 2M2, 8.352%, (30-day average SOFR + 3.014%), 7/25/24(3)	204	205,783
Series 2018-R07, Class 1M2, 7.852%, (30-day average SOFR + 2.514%), 4/25/31(1)(3)	12	12,082
Series 2019-R06, Class 2B1, 9.202%, (30-day average SOFR + 3.864%), 9/25/39(1)(3)	2,703	2,792,876
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	635	667,173
Series 2023-84, Class MW, 6.00%, 6/20/53	653	686,677
Total Collateralized Mortgage Obligations (identified cost $9,589,347)		$ 9,788,893

Commercial Mortgage-Backed Securities — 8.8%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(2)	$3,325	$ 2,160,150
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(2)	1,635	404,040
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 6.396%, (1 mo. SOFR + 1.034%), 10/15/36(1)(3)	1,115	1,112,937
Series 2019-XL, Class B, 6.556%, (1 mo. SOFR + 1.194%), 10/15/36(1)(3)	1,122	1,116,688
Series 2021-VOLT, Class B, 6.426%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	3,103	3,025,467
Series 2021-VOLT, Class C, 6.576%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	1,461	1,410,486
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust: (continued)
Series 2021-VOLT, Class D, 7.126%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	$1,074	$ 1,034,064
BPR Trust, Series 2022-SSP, Class A, 8.362%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	1,280	1,284,800
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class D, 4.368%, 12/10/54(1)(2)	2,000	1,392,173
COMM Mortgage Trust, Series 2014-CR21, Class C, 4.416%, 12/10/47(2)	2,500	2,316,039
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.557%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	465	460,909
Series 2021-ESH, Class C, 7.177%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	2,556	2,517,637
Federal National Mortgage Association:
Series 2018-M4, Class A2, 3.064%, 3/25/28(2)	488	464,791
Series 2019-M1, Class A2, 3.547%, 9/25/28(2)	2,412	2,336,799
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,434	4,003,057
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.202%, (30-day average SOFR + 3.864%), 3/25/50(1)(3)	1,256	1,217,985
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,139	1,188,053
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.559%, (1 mo. SOFR + 1.197%), 5/15/38(1)(3)	4,033	4,006,308
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.559%, 9/15/47(1)(2)	990	650,841
Series 2014-C23, Class D, 3.982%, 9/15/47(1)(2)	2,000	1,728,549
Series 2014-C25, Class D, 3.932%, 11/15/47(1)(2)	1,960	847,302
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-C13, Class D, 3.983%, 1/15/46(1)(2)	376	342,295
Series 2021-MHC, Class C, 6.776%, (1 mo. SOFR + 1.414%), 4/15/38(1)(3)	2,425	2,394,254
Med Trust, Series 2021-MDLN, Class D, 7.477%, (1 mo. SOFR + 2.114%), 11/15/38(1)(3)	1,582	1,545,942
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.72%, 5/15/49(2)(5)	993	883,072
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36(1)(3)(5)	1,911	1,871,414
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 8.50%, (USD Prime), 6/15/35(1)(3)	5,000	2,086,463
ORL Trust, Series 2023-GLKS, Class A, 7.712%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	1,069	1,072,674
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	2,427	2,010,165
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	1,793	1,872,800

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
VMC Finance, LLC:
Series 2021-HT1, Class A, 7.123%, (1 mo. SOFR + 1.764%), 1/18/37(1)(3)	$1,484	$ 1,456,890
Series 2021-HT1, Class B, 9.973%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	2,000	1,938,664
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class D, 3.142%, 7/15/48(1)	500	360,671
Total Commercial Mortgage-Backed Securities (identified cost $60,946,638)		$ 52,514,379

Corporate Bonds — 30.8%
Security	Principal Amount (000's omitted)	Value
Aerospace & Defense — 0.4%
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	$2,286	$ 2,249,548
		$ 2,249,548
Auto Manufacturers — 0.8%
General Motors Financial Co., Inc.:
4.30%, 4/6/29	$929	$ 895,528
5.80%, 1/7/29	1,050	1,075,227
Tapestry, Inc.:
7.00%, 11/27/26	808	837,985
7.35%, 11/27/28	1,636	1,717,191
		$ 4,525,931
Automotive & Auto Parts — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32	$526	$ 464,915
		$ 464,915
Banks — 13.1%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(6)	$1,300	$ 1,329,251
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(6)	1,032	1,088,349
Banco Santander S.A.:
1.722% to 9/14/26, 9/14/27(6)	1,200	1,085,999
4.175% to 3/24/27, 3/24/28(6)	200	192,633
5.294%, 8/18/27	400	401,494
6.607%, 11/7/28	1,000	1,065,507
6.921%, 8/8/33	1,600	1,706,700
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(6)	482	469,458
3.419% to 12/20/27, 12/20/28(6)	1,856	1,749,529
3.824% to 1/20/27, 1/20/28(6)	6,715	6,456,005
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Bank of America Corp.: (continued)
5.819% to 9/15/28, 9/15/29(6)	$711	$ 734,388
5.933% to 9/15/26, 9/15/27(6)	2,305	2,352,955
Bank of Montreal, 5.266%, 12/11/26	2,930	2,971,634
Barclays PLC:
4.836%, 5/9/28	2,125	2,077,003
6.496% to 9/13/26, 9/13/27(6)	1,329	1,366,813
BBVA Bancomer S.A./Texas:
1.875%, 9/18/25(1)	1,165	1,100,270
5.125% to 1/18/28, 1/18/33(1)(6)	1,000	906,845
BNP Paribas S.A.:
7.75% to 8/16/29(1)(6)(7)	787	805,314
9.25% to 11/17/27(1)(6)(7)	634	679,562
BPCE S.A.:
3.648% to 1/14/32, 1/14/37(1)(6)	1,452	1,195,062
6.714% to 10/19/28, 10/19/29(1)(6)	2,359	2,486,462
CaixaBank S.A.:
6.208% to 1/18/28, 1/18/29(1)(6)	1,096	1,118,913
6.84% to 9/13/33, 9/13/34(1)(6)	245	258,960
Capital One Financial Corp., 6.312% to 6/8/28, 6/8/29(6)	784	804,671
Citigroup, Inc.:
3.70%, 1/12/26	462	450,962
3.785% to 3/17/32, 3/17/33(6)	1,685	1,516,077
Series W, 4.00% to 12/10/25(6)(7)	1,090	1,005,974
Discover Bank, 5.974%, 8/9/28	293	282,498
Federation des Caisses Desjardins du Quebec, 4.40%, 8/23/25(1)	2,222	2,195,166
HSBC Holdings PLC:
2.357% to 8/18/30, 8/18/31(6)	982	814,086
6.161% to 3/9/28, 3/9/29(6)	518	535,233
7.39% to 11/3/27, 11/3/28(6)	1,845	1,978,175
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	469	480,810
8.248% to 11/21/32, 11/21/33(1)(6)	1,355	1,471,487
JPMorgan Chase & Co.:
4.005% to 4/23/28, 4/23/29(6)	3,427	3,300,022
5.35% to 6/1/33, 6/1/34(6)	3,389	3,439,260
KeyBank N.A., 5.85%, 11/15/27	2,664	2,663,985
PNC Financial Services Group, Inc., 6.615% to 10/20/26, 10/20/27(6)	1,039	1,078,218
PPTT, 2006-A GS, Series D, Class A, 3.383%(1)(7)(8)	259	224,190
Santander Holdings USA, Inc., 4.50%, 7/17/25	712	704,164
Societe Generale S.A., 6.221% to 6/15/32, 6/15/33(1)(6)	975	974,262
Swedbank AB, 6.136%, 9/12/26(1)	1,918	1,957,313
Synchrony Bank, 5.40%, 8/22/25	800	788,438

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Banks (continued)
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(6)	$940	$ 768,512
5.625%, 2/15/28	1,000	961,574
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(6)	655	568,776
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(6)	1,975	2,060,496
Truist Financial Corp.:
Series Q, 5.10% to 3/1/30(6)(7)	1,427	1,300,289
6.047% to 6/8/26, 6/8/27(6)	702	714,716
6.123% to 10/28/32, 10/28/33(6)	1,692	1,757,808
U.S. Bancorp:
5.775% to 6/12/28, 6/12/29(6)	4,099	4,214,025
5.836% to 6/10/33, 6/12/34(6)	884	912,260
5.85% to 10/21/32, 10/21/33(6)	500	515,419
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(6)	1,652	1,318,643
6.442% to 8/11/27, 8/11/28(1)(6)	1,046	1,086,945
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(6)	785	738,450
Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(6)	867	705,711
		$ 77,887,721
Chemicals — 0.5%
Celanese US Holdings, LLC:
6.35%, 11/15/28	$915	$ 960,463
6.55%, 11/15/30	1,090	1,153,627
6.70%, 11/15/33	625	678,267
		$ 2,792,357
Commercial Services — 0.4%
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	$2,352	$ 2,198,860
Ford Foundation (The), 2.415%, 6/1/50	650	430,357
		$ 2,629,217
Computers — 0.3%
Kyndryl Holdings, Inc.:
2.70%, 10/15/28	$1,447	$ 1,276,664
3.15%, 10/15/31	385	322,001
4.10%, 10/15/41	135	101,498
		$ 1,700,163
Diversified Financial Services — 3.8%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	$1,136	$ 1,011,683
Ally Financial, Inc.:
2.20%, 11/2/28	1,550	1,319,344
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services (continued)
Ally Financial, Inc.: (continued)
6.992% to 6/13/28, 6/13/29(6)	$1,165	$ 1,204,147
Aviation Capital Group, LLC:
6.25%, 4/15/28(1)	2,280	2,327,455
6.375%, 7/15/30(1)	545	561,768
Charles Schwab Corp. (The), 6.136% to 8/24/33, 8/24/34(6)	1,425	1,502,605
CI Financial Corp.:
3.20%, 12/17/30	1,403	1,109,397
4.10%, 6/15/51	1,273	748,628
Ford Motor Credit Co., LLC:
7.122%, 11/7/33	1,527	1,646,080
7.35%, 3/6/30	3,950	4,246,638
LPL Holdings, Inc., 6.75%, 11/17/28	1,300	1,386,639
Rocket Mortgage, LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	1,733	1,526,376
Stifel Financial Corp., 4.00%, 5/15/30	1,408	1,278,598
Synchrony Financial, 4.50%, 7/23/25	2,000	1,955,023
UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(6)	611	575,374
		$ 22,399,755
Electric Utilities — 0.7%
AEP Transmission Co., LLC, 5.40%, 3/15/53	$900	$ 936,968
AES Corp. (The), 2.45%, 1/15/31	1,287	1,082,059
Alabama Power Co., 3.125%, 7/15/51	1,350	959,868
MidAmerican Energy Co., 5.35%, 1/15/34	861	908,019
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	38	36,874
		$ 3,923,788
Electrical and Electronic Equipment — 0.1%
Jabil, Inc., 3.00%, 1/15/31	$382	$ 331,309
		$ 331,309
Entertainment — 0.2%
WarnerMedia Holdings, Inc.:
5.05%, 3/15/42	$1,000	$ 882,080
5.141%, 3/15/52	652	560,033
		$ 1,442,113
Foods — 0.2%
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	$1,120	$ 867,231

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Foods (continued)
Smithfield Foods, Inc.: (continued)
3.00%, 10/15/30(1)	$210	$ 172,563
		$ 1,039,794
Health Care — 0.5%
Centene Corp.:
3.375%, 2/15/30	$2,684	$ 2,411,534
4.25%, 12/15/27	798	769,522
		$ 3,181,056
Insurance — 1.1%
GA Global Funding Trust, 2.25%, 1/6/27(1)	$2,595	$ 2,358,395
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	2,188	1,794,498
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(6)	1,466	1,231,228
Stewart Information Services Corp., 3.60%, 11/15/31	1,286	1,003,837
		$ 6,387,958
Media — 0.6%
Charter Communications Operating, LLC/Charter Communications Operating Capital:
4.80%, 3/1/50	$2,595	$ 2,012,046
5.125%, 7/1/49	1,205	980,213
Comcast Corp., 1.95%, 1/15/31	800	675,532
		$ 3,667,791
Oil and Gas — 0.1%
South32 Treasury, Ltd., 4.35%, 4/14/32(1)	$1,003	$ 904,816
		$ 904,816
Other Revenue — 0.4%
BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$3,160	$ 2,625,745
		$ 2,625,745
Packaging & Containers — 0.1%
Berry Global, Inc., 5.50%, 4/15/28(1)	$745	$ 753,859
		$ 753,859
Pharmaceuticals — 0.5%
CVS Health Corp.:
5.05%, 3/25/48	$853	$ 798,557
5.25%, 1/30/31	1,850	1,898,503
		$ 2,697,060
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.6%
ONEOK, Inc., 6.05%, 9/1/33	$2,120	$ 2,247,147
Williams Cos., Inc. (The), 5.30%, 8/15/28	1,364	1,397,195
		$ 3,644,342
Real Estate Investment Trusts (REITs) — 3.0%
American Assets Trust, L.P., 3.375%, 2/1/31	$1,170	$ 955,020
CBRE Services, Inc., 5.95%, 8/15/34	1,540	1,619,315
Corporate Office Properties, L.P., 2.90%, 12/1/33	1,887	1,475,193
Digital Realty Trust, L.P., 3.70%, 8/15/27	1,272	1,227,923
EPR Properties:
3.75%, 8/15/29	1,129	994,343
4.50%, 6/1/27	1,381	1,304,097
4.95%, 4/15/28	677	642,840
Extra Space Storage, L.P.:
2.40%, 10/15/31	1,473	1,216,226
2.55%, 6/1/31	1,011	844,452
5.90%, 1/15/31	1,500	1,566,585
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.375%, 6/15/26(1)	1,436	1,350,550
3.75%, 9/15/30(1)	597	503,567
SITE Centers Corp., 3.625%, 2/1/25	874	849,735
Sun Communities Operating, L.P., 4.20%, 4/15/32	790	721,363
VICI Properties, L.P./VICI Note Co., Inc.:
4.625%, 12/1/29(1)	1,416	1,335,656
5.75%, 2/1/27(1)	1,437	1,442,363
		$ 18,049,228
Retail — 0.2%
Dick's Sporting Goods, Inc., 4.10%, 1/15/52	$1,839	$ 1,313,514
		$ 1,313,514
Semiconductors — 0.4%
Foundry JV Holdco, LLC, 5.875%, 1/25/34(1)	$1,795	$ 1,845,760
Marvell Technology, Inc., 5.75%, 2/15/29	703	726,826
		$ 2,572,586
Software — 0.9%
Concentrix Corp., 6.60%, 8/2/28	$4,949	$ 5,095,162
		$ 5,095,162
Technology — 0.1%
CDW, LLC/CDW Finance Corp., 3.276%, 12/1/28	$731	$ 671,470
		$ 671,470

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 1.0%
AT&T, Inc.:
3.55%, 9/15/55	$405	$ 291,464
3.65%, 6/1/51	2,887	2,176,500
Rogers Communications, Inc., 3.80%, 3/15/32	2,968	2,732,164
SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	661	517,161
SES S.A., 5.30%, 4/4/43(1)	393	297,294
		$ 6,014,583
Transportation — 0.4%
Penske Truck Leasing Co., L.P./PTL Finance Corp., 6.20%, 6/15/30(1)	$1,150	$ 1,208,072
SMBC Aviation Capital Finance DAC, 3.55%, 4/15/24(1)	1,200	1,192,031
		$ 2,400,103
Utilities — 0.3%
Southern Co. (The), Series B, 4.00% to 10/15/25, 1/15/51(6)	$1,704	$ 1,623,414
		$ 1,623,414
Total Corporate Bonds (identified cost $185,877,856)		$182,989,298

Preferred Stocks — 0.4%
Security	Shares	Value
Real Estate Management & Development — 0.2%
Brookfield Property Partners, L.P., Series A, 5.75%	83,921	$ 964,252
		$ 964,252
Wireless Telecommunication Services — 0.2%
United States Cellular Corp., 5.50%	62,377	$ 1,113,430
		$ 1,113,430
Total Preferred Stocks (identified cost $3,657,450)		$ 2,077,682

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.2%
California Health Facilities Financing Authority, (No Place Like Home Program), Social Bonds, 3.034%, 6/1/34	$1,430	$ 1,223,436
		$ 1,223,436
Water and Sewer — 0.4%
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	$820	$ 707,980
Green Bonds, 2.184%, 9/1/31	650	550,739
Green Bonds, 2.264%, 9/1/32	585	487,211
Green Bonds, 2.344%, 9/1/33	635	520,884
		$ 2,266,814
Total Taxable Municipal Obligations (identified cost $4,120,000)		$ 3,490,250

U.S. Government Agency Mortgage-Backed Securities — 21.0%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
2.50%, 2/1/43	$616	$ 552,113
3.00%, with various maturities to 2046	2,731	2,487,594
3.50%, with various maturities to 2048	2,586	2,436,213
4.00%, with various maturities to 2047	2,015	1,946,423
4.50%, with various maturities to 2044	660	659,089
5.50%, 6/1/41	948	982,347
6.00%, 6/1/53	323	328,703
Federal National Mortgage Association:
2.50%, 3/1/47	740	650,116
3.00%, 7/1/49	760	683,559
3.50%, with various maturities to 2047	4,059	3,814,791
4.00%, 30-Year, TBA(9)	28,527	27,007,033
4.00%, with various maturities to 2046	1,363	1,314,836
4.50%, 30-Year, TBA(9)	28,375	27,537,038
4.50%, 2/1/44	231	229,440
5.00%, 30-Year, TBA(9)	47,425	46,965,547
5.00%, 7/1/41	205	208,689
Government National Mortgage Association:
2.50%, with various maturities to 2051	3,048	2,637,687
3.50%, 12/20/45	893	841,866
5.50%, 6/20/53	2,122	2,134,566
6.00%, with various maturities to 2053	505	516,489

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
7.00%, 6/20/53	$856	$ 894,415
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $125,432,881)		$124,828,554

U.S. Treasury Obligations — 36.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,806	$ 1,564,345
1.625%, 11/15/50	8,674	5,170,398
1.875%, 11/15/51	1,318	833,584
2.00%, 11/15/41	8,644	6,255,589
2.00%, 8/15/51	347	226,716
2.25%, 2/15/52	3,332	2,310,664
2.375%, 2/15/42	19,194	14,735,144
2.875%, 5/15/43	9,367	7,693,380
2.875%, 5/15/52	1,099	875,336
3.00%, 8/15/52	4,144	3,389,986
3.625%, 2/15/53	1,874	1,731,331
3.625%, 5/15/53	1,804	1,668,277
3.875%, 2/15/43	2,631	2,509,522
4.00%, 11/15/42	7,600	7,388,328
U.S. Treasury Notes:
0.375%, 11/30/25	13,914	12,922,899
0.375%, 12/31/25	23,791	22,051,283
0.375%, 1/31/26	8,006	7,397,888
0.50%, 2/28/26	25,644	23,701,166
0.75%, 4/30/26	4,821	4,460,743
1.125%, 2/29/28	10,680	9,549,005
1.25%, 3/31/28	2,415	2,166,000
1.25%, 4/30/28	7,455	6,675,137
1.375%, 10/31/28	2,510	2,234,488
1.875%, 2/28/27	22,061	20,683,574
2.75%, 4/30/27	18,000	17,316,914
2.875%, 4/30/29	3,760	3,577,331
3.125%, 8/31/27	3,713	3,609,225
3.50%, 1/31/28	2,593	2,552,434
3.50%, 2/15/33	4,172	4,047,492
3.75%, 5/31/30	1,408	1,395,845
3.875%, 12/31/27	2,000	1,997,109
3.875%, 9/30/29	2,306	2,301,766
3.875%, 8/15/33	2,239	2,236,901
4.125%, 9/30/27	1,600	1,610,313
4.125%, 11/15/32	1,134	1,153,114
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
4.375%, 8/15/26	$1,300	$ 1,308,988
4.375%, 8/31/28	399	407,596
4.50%, 11/15/33	3,024	3,175,672
Total U.S. Treasury Obligations (identified cost $229,462,481)		$214,885,483

Short-Term Investments — 7.1%
Affiliated Fund – 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(10)	16,240,414	$ 16,240,414
Total Affiliated Fund (identified cost $16,240,414)		$ 16,240,414

U.S. Treasury Obligations –4.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/16/24	$8,836	$ 8,666,746
0.00%, 6/13/24	17,465	17,065,964
Total U.S. Treasury Obligations (identified cost $25,720,423)		$ 25,732,710
Total Short-Term Investments (identified cost $41,960,837)		$ 41,973,124
Total Investments — 115.9% (identified cost $719,733,151)		$687,990,398
Other Assets, Less Liabilities — (15.9)%		$ (94,351,500)
Net Assets — 100.0%		$593,638,898
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $154,199,242 or 26.0% of the Portfolio's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2023.

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Portfolio of Investments — continued

(3)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2023.
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	Security converts to variable rate after the indicated fixed-rate coupon period.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at December 31, 2023.
(9)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	488	Long	3/28/24	$100,486,062	$ 599,573
U.S. 5-Year Treasury Note	251	Long	3/28/24	27,302,133	169,271
U.S. 10-Year Treasury Note	97	Long	3/19/24	10,950,391	397,675
U.S. Ultra 10-Year Treasury Note	16	Long	3/19/24	1,888,250	81,863
					$1,248,382
Abbreviations:
PPTT	– Preferred Pass-Through Trust
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Statement of Assets and Liabilities

December 31, 2023
Assets
Unaffiliated investments, at value (identified cost $700,533,004)	$ 668,995,498
Affiliated investments, at value (identified cost $19,200,147)	18,994,900
Cash	80,204
Deposits for derivatives collateral — futures contracts	1,293,089
Deposits for forward commitment securities	1,168,000
Interest receivable	4,230,553
Interest and dividends receivable from affiliated investments	122,878
Receivable for investments sold	11,940,036
Receivable for variation margin on open futures contracts	81,137
Receivable from affiliates	7,497
Trustees' deferred compensation plan	52,290
Total assets	$706,966,082
Liabilities
Cash collateral due to broker	$ 1,168,000
Payable for forward commitment securities	111,732,723
Payable to affiliates:
Investment adviser fee	218,970
Trustees' fees	9,560
Trustees' deferred compensation plan	52,290
Accrued expenses	145,641
Total liabilities	$113,327,184
Net Assets applicable to investors' interest in Portfolio	$593,638,898

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Statement of Operations

Year Ended
December 31, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $19,846)	$ 230,163
Dividend income from affiliated investments	620,820
Interest and other income (net of foreign taxes withheld of $1,239)	23,990,128
Interest income from affiliated investments	212,965
Total investment income	$ 25,054,076
Expenses
Investment adviser fee	$ 2,664,528
Trustees’ fees and expenses	38,175
Custodian fee	173,032
Legal and accounting services	88,206
Miscellaneous	28,639
Total expenses	$ 2,992,580
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 99,392
Total expense reductions	$ 99,392
Net expenses	$ 2,893,188
Net investment income	$ 22,160,888
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (22,428,129)
Investment transactions - affiliated investments	(511,019)
Futures contracts	(702,615)
Net realized loss	$(23,641,763)
Change in unrealized appreciation (depreciation):
Investments	$ 32,537,401
Investments - affiliated investments	488,113
Futures contracts	1,096,777
Net change in unrealized appreciation (depreciation)	$ 34,122,291
Net realized and unrealized gain	$ 10,480,528
Net increase in net assets from operations	$ 32,641,416

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Statements of Changes in Net Assets

	Year Ended December 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 22,160,888	$ 13,963,711
Net realized loss	(23,641,763)	(22,878,205)
Net change in unrealized appreciation (depreciation)	34,122,291	(68,392,155)
Net increase (decrease) in net assets from operations	$ 32,641,416	$ (77,306,649)
Capital transactions:
Contributions	$ 103,019,761	$ 200,971,207
Withdrawals	(113,522,022)	(123,037,128)
Net increase (decrease) in net assets from capital transactions	$ (10,502,261)	$ 77,934,079
Net increase in net assets	$ 22,139,155	$ 627,430
Net Assets
At beginning of year	$ 571,499,743	$ 570,872,313
At end of year	$ 593,638,898	$ 571,499,743

See Notes to Financial Statements.

Core Bond Portfolio
December 31, 2023
Financial Highlights

	Year Ended December 31,
	2023	2022	2021	2020	2019
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.49% (2)	0.49% (2)	0.49%	0.49%	0.49%
Net investment income	3.74%	2.58%	2.06%	2.46%	2.86%
Portfolio Turnover	227% (3)	102% (3)	122% (3)	93% (3)	89%
Total Return(1)	6.08%	(13.13)%	0.70%	8.16%	9.28%
Net assets, end of year (000’s omitted)	$593,639	$571,500	$570,872	$575,953	$590,390
(1)	The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.01%, 0.01%, 0.01% and 0.01% of average daily net assets for the years ended December 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended December 31, 2023 and 2022).
(3)	Includes the effect of To Be Announced (TBA) transactions.

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Core Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2023, Eaton Vance Balanced Fund and Eaton Vance Core Bond Fund held an interest of 56.2% and 43.8%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Preferred Securities. Preferred securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Preferred securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Preferred securities that are not listed or traded in the over-the-counter market are valued by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements — continued

As of December 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. An option on a futures contract gives the holder the right to enter into a specified futures contract. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
J  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.450%
$1 billion up to $2 billion	0.425%
$2 billion up to $5 billion	0.415%
$5 billion and over	0.405%

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements — continued

For the year ended December 31, 2023, the Portfolio's investment adviser fee amounted to $2,664,528 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $80,012 of the Portfolio’s operating expenses for the year ended December 31, 2023.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended December 31, 2023, the investment adviser fee paid was reduced by $19,380 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the year ended December 31, 2023 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 268,573,658	$ 297,430,266
U.S. Government and Agency Securities	1,234,944,731	1,167,598,219
	$1,503,518,389	$1,465,028,485
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at December 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 720,726,619
Gross unrealized appreciation	$ 7,630,902
Gross unrealized depreciation	(40,367,123)
Net unrealized depreciation	$ (32,736,221)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2023 is included in the Portfolio of Investments. At December 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio enters into U.S. Treasury futures contracts and options on futures contracts to seek to hedge against fluctuations in interest rates.

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Futures contracts	$1,248,382	$ —
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open futures contracts.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased options	$ (90,740)(1)	$ —
Futures contracts	(702,615) (2)	1,096,777 (3)
Total	$(793,355)	$1,096,777
(1)	Statement of Operations location: Net realized gain (loss): Investment transactions.
(2)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(3)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts outstanding during the year ended December 31, 2023, which is indicative of the volume of this derivative type, was approximately as follows:
Futures Contracts — Long	Futures Contracts — Short
$55,407,000	$13,116,000
The average number of purchased options contracts outstanding during the year ended December 31, 2023, which is indicative of the volume of this derivative type, was 36 contracts.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2023.

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements — continued

7  Affiliated Investments
At December 31, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $18,994,900, which represents 3.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.72%, 5/15/49	$ 875,452	$ —	$ —	$ —	$ 7,620	$ 883,072	$ 47,540	$ 993,200
Morgan Stanley Capital I Trust:
Series 2016-UBS12, Class D, 3.312%, 12/15/49	927,474	—	(846,325)	(511,019)	425,087	—	24,048	—
Series 2019-BPR, Class A, 7.335%, (1 mo. SOFR + 1.992%), 5/15/36	2,115,737	—	(299,729)	—	55,406	1,871,414	141,377	1,910,654
Short-Term Investments
Liquidity Fund	33,127,696	262,235,374	(279,122,656)	—	—	16,240,414	620,820	16,240,414
Total				$(511,019)	$488,113	$18,994,900	$833,785
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 55,442,735	$ —	$ 55,442,735
Collateralized Mortgage Obligations	—	9,788,893	—	9,788,893
Commercial Mortgage-Backed Securities	—	52,514,379	—	52,514,379
Corporate Bonds	—	182,989,298	—	182,989,298
Preferred Stocks	2,077,682	—	—	2,077,682
Taxable Municipal Obligations	—	3,490,250	—	3,490,250
U.S. Government Agency Mortgage-Backed Securities	—	124,828,554	—	124,828,554
U.S. Treasury Obligations	—	214,885,483	—	214,885,483
Short-Term Investments:
Affiliated Fund	16,240,414	—	—	16,240,414

Core Bond Portfolio
December 31, 2023
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$ 25,732,710	$ —	$ 25,732,710
Total Investments	$ 18,318,096	$ 669,672,302	$ —	$687,990,398
Futures Contracts	$ 1,248,382	$ —	$ —	$ 1,248,382
Total	$ 19,566,478	$ 669,672,302	$ —	$689,238,780

Core Bond Portfolio
December 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Core Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Core Bond Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Core Bond Fund
December 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Core Bond Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Core Bond Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management `Classic' (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Core Bond Fund
December 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser of Core Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Core Bond
Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978    12.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund” has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2022 and December 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/22	12/31/23
Audit Fees	$53,600	$52,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$53,600	$52,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2022 and December 31, 2023; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/22	12/31/23
Registrant	$0	$0
Eaton Vance(1)	$52,836	$0

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Core Bond Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: February 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 27, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: February 27, 2024